Segment Information - Financial Segment Information for Operating Segments (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Revenue
Revenue	$ 22,695,909	$ 692,159	$ 21,356,228	$ 23,517,064
Operating profit (loss)	1,273,937	38,851	1,908,452	3,216,679
Depreciation expenses	(4,856,186)		(4,779,333)	(4,751,902)
Share of profit of associates	2,683	82	219,891	453,715
Interest income	197,719	$ 6,030	193,189	57,199
Interest expense	(278,581)		(265,957)	(142,439)
Purchase of property, plant and equipment	5,451,431		3,228,471	4,918,482
External [member]
Revenue
Revenue	22,695,909		21,356,228	23,517,064
Operating segments [member] | Testing [member]
Revenue
Revenue	4,967,849		4,394,726	5,243,997
Operating profit (loss)	625,435		514,707	1,253,477
Depreciation expenses	(1,075,612)		(1,065,689)	(1,042,455)
Purchase of property, plant and equipment	1,555,415		749,158	1,086,682
Operating segments [member] | Testing [member] | External [member]
Revenue
Revenue	4,967,849		4,394,726	5,243,997
Operating segments [member] | Assembly [member]
Revenue
Revenue	5,390,447		4,629,430	6,705,898
Operating profit (loss)	(1,190,575)		(1,180,481)	(93,585)
Depreciation expenses	(799,273)		(722,462)	(694,835)
Purchase of property, plant and equipment	1,273,837		568,289	957,790
Operating segments [member] | Assembly [member] | External [member]
Revenue
Revenue	5,390,447		4,629,430	6,705,898
Operating segments [member] | LCDD [member]
Revenue
Revenue	7,318,997		7,821,640	7,288,642
Operating profit (loss)	1,281,862		2,058,285	1,795,741
Depreciation expenses	(2,568,610)		(2,547,253)	(2,505,297)
Purchase of property, plant and equipment	2,257,968		1,756,590	2,677,489
Operating segments [member] | LCDD [member] | External [member]
Revenue
Revenue	7,318,997		7,821,640	7,288,642
Operating segments [member] | Bumping [member]
Revenue
Revenue	5,018,616		4,510,432	4,278,527
Operating profit (loss)	555,419		522,386	268,159
Depreciation expenses	(405,330)		(435,709)	(500,863)
Purchase of property, plant and equipment	364,139		152,908	196,521
Operating segments [member] | Bumping [member] | External [member]
Revenue
Revenue	5,018,616		4,510,432	4,278,527
Operating segments [member] | Others [member]
Revenue
Revenue	60,131		59,481	50,600
Operating profit (loss)	1,863		(6,194)	(6,821)
Depreciation expenses	(7,361)		(8,220)	(8,452)
Share of profit of associates	119,118		420,393	884,555
Interest income	197,719		193,189	57,199
Interest expense	(278,581)		(265,957)	(142,439)
Purchase of property, plant and equipment	72		1,526	0
Operating segments [member] | Others [member] | Intersegment [member]
Revenue
Revenue	60,131		59,481	50,600
Elimination [member]
Revenue
Revenue	(60,131)		(59,481)	(50,600)
Operating profit (loss)	(67)		(251)	(292)
Share of profit of associates	(116,435)		(200,502)	(430,840)
Elimination [member] | Intersegment [member]
Revenue
Revenue	$ (60,131)		$ (59,481)	$ (50,600)